Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	$ 19,080	$ 18,285
Loss allowance for trade receivables	0	0
Cash	42,714	54,471	$ 83,790
Brazil [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current trade receivables	4,194
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 42,714	$ 54,471
Foreign currency risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of outstanding debt denominated in U.S. dollars	100.00%	100.00%
Impact of 5% change in value of Canadian dollar and Euro to U.S. dollar, change in cash	$ 64
Impact of 5% change in value of Brazilian real to U.S. dollar, change in cash	$ 496